Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	₺ (709,628)	₺ (555,062)
IFRS 9 and 15 effects	0	(141,213)
Income statement charge	(215,121)	159,472
Tax charge relating to components of other comprehensive income	(48,723)	(157,203)
Prior year corporate tax base differences	0	(8,608)
Exchange differences	(2,816)	(7,014)
Closing balance, net	₺ (976,288)	₺ (709,628)